Note 10 - Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Prior service cost	$ (75)	$ (167)	$ (258)
Net loss	(28,310)	(36,136)	(26,265)
Accumulated other comprehensive pre-tax loss	$ (28,385)	$ (36,303)	$ (26,523)